Consolidated Balance Sheets - USD ($)	Feb. 28, 2019	Aug. 31, 2018	Aug. 31, 2017
Current Assets
Cash and cash equivalents	$ 457,328	$ 337,424	$ 572,775
Prepaid expenses and deposits	17,589	36,884	1,500
Other receivables	8,951	22,127
Total Current Assets	483,868	396,435	574,275
Equipment, net of accumulated depreciation of $415, $282, and $nil respectively	414	563
TOTAL ASSETS	484,282	396,998	574,275
Current Liabilities
Accounts payable and accrued liabilities	586,002	529,272	28,576
Due to related party	5,534	2,700	862
Derivative liability	584,920
Total Current Liabilities	1,176,456	531,972	29,438
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred Stock, par value $0.001, 50,000,000 shares authorized, 0, 0 and 0 shares issued and outstanding as of February 28, 2019, August 31, 2018, and August 31 2017, respectively
Common Stock, par value $0.001, 150,000,000 shares authorized, 2,613,248, 2,333,716 and 11,327,302 shares issued and outstanding as of February 28, 2019 August 31, 2018, August 31, 2017 respectively	15,679	14,002	11,327
Additional paid-in capital	2,923,417	2,501,884	827,942
Accumulated deficit	(3,620,272)	(2,638,580)	(295,089)
Accumulated other comprehensive gain (loss)	(10,998)	(12,280)	657
Total Stockholders' Equity (Deficit)	(692,174)	(134,974)	544,837
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 484,282	$ 396,998	$ 574,275